Commitments and Contingencies - Schedule of Changes in Estimated Fair Value of Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Commitments And Contingencies Disclosure [Abstract]
Balance - beginning of year	$ 1,074	$ 913	$ 1,819
Payments	(1,403)	(41)	(705)
Accretion expense and settlements	1,323	202	(201)
Balance - end of year	$ 994	$ 1,074	$ 913